UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

Morgan Stanley China A Share Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)

Auto Components (4.6%)
Huayu Automotive Systems Co., Ltd., Class A	14,544,828	$28,452

Beverages (8.9%)
Beijing Yanjing Brewery Co., Ltd., Class A	2,590,344	7,441
Tsingtao Brewery Co., Ltd., Class A	4,066,040	19,447
Wuliangye Yibin Co., Ltd., Class A	5,890,790	28,687
		55,575
Chemicals (3.5%)
Qinghai Salt Lake Potash Co., Ltd., Class A	2,764,868	22,002

Commercial Banks (12.4%)
Agricultural Bank of China Ltd. (a)	26,651,300	11,233
Bank of Communications Co., Ltd., Class A	15,899,884	13,815
China Merchants Bank Co., Ltd., Class A	13,623,633	29,313
China Minsheng Banking Corp. Ltd., Class A	14,863,300	12,688
Shanghai Pudong Development Bank, Class A	5,089,700	10,586
		77,635
Construction Materials (2.2%)
Gansu Qilianshan Cement Group Co., Ltd., Class A	4,069,486	13,951

Electrical Equipment (2.3%)
XJ Electric Co., Ltd., Class A (a)	2,747,823	14,518

Food & Staples Retailing (3.5%)
Wuhan Zhongbai Group Co., Ltd., Class A	11,888,693	21,659

Health Care Equipment & Supplies (1.5%)
Shandong Pharmaceutical Glass Co., Ltd., Class A	3,812,757	9,560

Health Care Providers & Services (6.1%)
Shanghai Pharmaceutical Co., Ltd., Class A	12,851,969	38,368

Household Durables (5.8%)
Gree Electric Appliances, Inc., Class A	7,003,516	24,235
Qingdao Haier Co., Ltd.	2,778,041	11,950
		36,185
Insurance (8.2%)
China Pacific Insurance Group Co., Ltd., Class A	4,745,973	16,031
Ping An Insurance Group Co. of China Ltd., Class A	4,631,052	34,978
		51,009
Internet Software & Services (1.2%)
Sohu.com, Inc. (a)	86,300	7,712

Machinery (13.5%)
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class A	5,401,410	12,752
Sany Heavy Industry Co., Ltd., Class A	9,685,870	41,296
Shenyang Machine Tool Co., Ltd. (a)	3,137,330	5,989
Zhengzhou Yutong Bus Co., Ltd., Class A	6,521,430	24,329
		84,366

	Shares	Value (000)
Metals & Mining (2.0%)
Shandong Nanshan Aluminum Co., Ltd.	7,973,010	$12,638

Multiline Retail (1.1%)
Hefei Department Store Group Co., Ltd., Class A	2,627,518	6,829

Oil, Gas & Consumable Fuels (9.9%)
China Coal Energy Co., Ltd., Class A	5,726,839	9,436
China Petroleum & Chemical Corp., Class A	6,751,400	8,794
PetroChina Co., Ltd., Class A	5,254,232	9,548
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	3,751,365	11,635
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	5,470,217	22,162
		61,575
Real Estate Management & Development (2.6%)
China Vanke Co., Ltd., Class B	12,245,963	16,252

Road & Rail (2.7%)
China Railway Tielong Container Logistics Co., Ltd., Class A	6,641,237	16,541

Software (3.0%)
UFIDA Software Co., Ltd., Class A	6,210,874	18,798

Specialty Retail (1.1%)
Suning Appliance Co., Ltd., Class A	3,372,074	6,607
Total Common Stocks (Cost $503,420)		600,232

	Face Amount (000)
Corporate Bond (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
China Petroleum & Chemical Corp., Class A 0.50%, 2/23/17 (b) (Cost $3,404)	$22,374	3,692

	Shares
Short-Term Investment (0.0%)

Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $263)	262,512	263
Total Investments (96.7%) (Cost $507,087) +		604,187
Other Assets in Excess of Liabilities (3.3%)		20,742
Net Assets (100.0%)		$624,929

(a)	Non-income producing security.
(b)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $507,087,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $97,100,000 of which approximately $117,813,000 related to appreciated securities and approximately $20,713,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$28,452	$—	$—	$28,452
Beverages	55,575	—	—	55,575
Chemicals	22,002	—	—	22,002
Commercial Banks	77,635	—	—	77,635
Construction Materials	13,951	—	—	13,951
Electrical Equipment	14,518	—	—	14,518
Food & Staples Retailing	21,659	—	—	21,659
Health Care Equipment & Supplies	9,560	—	—	9,560
Health Care Providers & Services	38,368	—	—	38,368
Household Durables	36,185	—	—	36,185
Insurance	51,009	—	—	51,009
Internet Software & Services	7,712	—	—	7,712
Machinery	84,366	—	—	84,366
Metals & Mining	12,638	—	—	12,638
Multiline Retail	6,829	—	—	6,829
Oil, Gas & Consumable Fuels	61,575	—	—	61,575
Real Estate Management & Development	16,252	—	—	16,252
Road & Rail	16,541	—	—	16,541
Software	18,798	—	—	18,798
Specialty Retail	6,607	—	—	6,607
Total Common Stocks	600,232	—	—	600,232
Corporate Bond	—	3,692	—	3,692
Short-Term Investment - Investment Company	263	—	—	263
Total Assets	$600,495	$3,692	$—	$604,187

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Morgan Stanley China A Share Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley China A Share Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011